Other Long-Term Assets	3 Months Ended
Mar. 31, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	7
Investments in associates - listed	3	3
Investments in equity accounted joint ventures	616	601
Carrying value of equity method investments	626	611

Investment in marketable equity securities - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
	1,084	1,073

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	-
Fair value (net carrying value)	124	124

The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2011

Aggregate fair value of investments with unrealized losses	7	-	7
Aggregate unrealized losses	(1)	-	(1)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		At March 31,	At December 31,
		2011	2010
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	12	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $14 million (2010: $14 million) and gross unrealized gains of $2 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	101	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at March 31, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Up to three years	1
	Three to seven years	11
		12

	Non-marketable debt securities

	Less than one year	101

	Restricted cash	19	33
	Restricted cash represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $12 million (2010: $8 million) are included in other non-current assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.